Nationwide Inflation Protected Securities Fund Investment Objectives and Goals - Nationwide Inflation Protected Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Inflation-Protected Securities Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.